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                                  LETTERHEAD OF
                            JEFFERSON PILOT FINANCIAL







VIA EDGAR

May 3, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, D. C. 20549

Re: JPF Separate Account A of Jefferson Pilot Financial Insurance Company Post-Effective Amendment No. 3 to Registration Statement on Form N-6 (File No. 333-113334)



Dear Commissioners:

Pursuant to Rule 497 (j) of the Securities Act of 1933, I hereby certify that:

(1)  the form of the prospectus that would have been filed under paragraph
     (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 3 to Registration Statement on Form N-6 ("Post-Effective Amendment No. 3"); and
(2)  Post-Effective Amendment No. 3 was filed electronically on April 26, 2007.


If you have any questions, please call me at (603) 226-5105. Thank you.


                                                Sincerely,


                                                /s/ Frederick C. Tedeschi
                                                Frederick C. Tedeschi
                                                Vice President and Associate
                                                     General Counsel